REVENUES, NET (Tables)	12 Months Ended
Dec. 31, 2021
REVENUES, NET
Summary of disaggregated revenues

	2021	2020
Retail	$21,734,403	$14,503,125
Wholesale	47,712,449	33,756,476
Revenues, Net	$69,446,852	$48,259,601